Significant Events (Details) - Schedule of Senior Bonds CLF in Millions, $ in Millions	Jul. 01, 2024 CLF	Jun. 01, 2024 CLF	Jun. 01, 2024 CLP ($)	Apr. 01, 2024 CLF	Dec. 01, 2023 CLF	Oct. 01, 2023 CLF
AA14
Schedule of Senior Bonds [Line Items]
Term (annual)					5 years
Issuance rate (annual)					3.30%
Amount					CLF 5,000,000
AA15
Schedule of Senior Bonds [Line Items]
Term (annual)						4 years
Issuance rate (annual)						6.20%
Amount						CLF 3,000,000
AA16
Schedule of Senior Bonds [Line Items]
Term (annual)				2 years 6 months
Issuance rate (annual)				3.20%
Amount				CLF 3,000,000
AA17
Schedule of Senior Bonds [Line Items]
Term (annual)		4 years	4 years
Issuance rate (annual)		6.60%	6.60%
Amount | $			$ 100,000,000,000
AA18
Schedule of Senior Bonds [Line Items]
Term (annual)		2 years 6 months	2 years 6 months
Issuance rate (annual)		3.30%	3.30%
Amount		CLF 3,000,000
AA19
Schedule of Senior Bonds [Line Items]
Term (annual)		3 years 6 months	3 years 6 months
Issuance rate (annual)		3.30%	3.30%
Amount		CLF 3,000,000
AA20
Schedule of Senior Bonds [Line Items]
Term (annual)	5 years
Issuance rate (annual)	3.30%
Amount	CLF 3,000,000